SCHEDULE OF CONVERTIBLE NOTE PAYABLE (Details) (Parenthetical) - USD ($)	Oct. 14, 2022	Oct. 14, 2021	Jul. 02, 2021	Jun. 23, 2020	Mar. 31, 2022	Jan. 20, 2022	Dec. 31, 2021	Dec. 15, 2021	Jul. 09, 2021	Jul. 01, 2021	Jun. 24, 2021	May 12, 2021	Dec. 31, 2020	Dec. 29, 2020	Sep. 23, 2020	Aug. 17, 2020	Aug. 06, 2020	Jul. 27, 2020
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Term			5 years
Debt Instrument, Face Amount			$ 35,340				$ 39,167	$ 35,677	$ 41,000	$ 64,554	$ 114,660	$ 60,000		$ 16,000	$ 24,000	$ 40,000	$ 7,000	$ 20,000
Debt Instrument, Convertible, Conversion Price					$ 0.002135								$ 0.00906
Quick Capital, LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Term		1 year
Debt Instrument, Interest Rate, Stated Percentage		10.00%					0.00%
Number shares of common stock and warrant		2,298,852
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		66,666,667
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.015
Warrants and Rights Outstanding, Term		5 years
Debt Instrument, Face Amount							$ 592,004
Debt Conversion, Converted Instrument, Rate	30.00%	30.00%
B H P Capital N Y Inc And Quick Capital L L C [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		66,666,667
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.015
Warrants and Rights Outstanding, Term		5 years
Gpl Ventures Llc [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				10.00%
Interest Payable							0
Debt Instrument, Convertible, Conversion Price				$ 0.01
Debt Instrument, Description				The Note was convertible, in whole or in part, at any time and from time to time before maturity (June 23, 2021) at the option of the holder at the Conversion Price that shall equal the lesser of a) $
Labrys Fund LP [Member]
Short-Term Debt [Line Items]
Debt Instrument, Term			1 year
Debt Instrument, Interest Rate, Stated Percentage			12.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			5,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.02
Warrants and Rights Outstanding, Term			5 years
Debt Instrument, Face Amount						$ 25,570.55	100,000
Interest Payable						$ 12,000	$ 2,959
Debt Instrument, Maturity Date			Jul. 02, 2022
Debt Instrument, Convertible, Conversion Price			$ 0.015
BHP [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							0.00%
Debt Instrument, Face Amount		$ 66,667
Unsecured Convertible Promissory Note One [Member] | Labrys Fund Ltd [Member]
Short-Term Debt [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net					$ 0		$ 50,137
Unsecured Convertible Promissory Note One [Member] | Quick Capital, LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net							465,532						$ 0
Unsecured Convertible Promissory Note One [Member] | Gpl Ventures Llc [Member]
Short-Term Debt [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net							0						5,238
Unsecured Convertible Promissory Note One [Member] | Labrys Fund LP [Member]
Short-Term Debt [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net							50,137						0
Unsecured Convertible Promissory Note One [Member] | BHP Capital NY [Member]
Short-Term Debt [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net							526,028						$ 0
Secured Convertible Promissory Note One [Member] | Quick Capital, LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net					226,087		465,532
Debt Instrument, Face Amount					421,030		592,004
Interest Payable					0		0
Secured Convertible Promissory Note One [Member] | B H P Capital N Y Inc And Quick Capital L L C [Member]
Short-Term Debt [Line Items]
Debt Instrument, Term		1 year
Debt Instrument, Interest Rate, Stated Percentage		10.00%
Number shares of common stock and warrant		2,298,852
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		66,666,667
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.015
Warrants and Rights Outstanding, Term		5 years
Debt Instrument, Maturity Date		Oct. 14, 2022
Debt Instrument, Convertible, Conversion Price		$ 0.01
Debt Conversion, Converted Instrument, Rate		30.00%
Secured Convertible Promissory Note Two [Member] | B H P Capital N Y Inc [Member]
Short-Term Debt [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net					238,919		526,028
Debt Instrument, Face Amount					442,667		666,667
Interest Payable					$ 0		$ 0
Secured Convertible Promissory Note Two [Member] | B H P Capital N Y Inc And Quick Capital L L C [Member]
Short-Term Debt [Line Items]
Debt Instrument, Term		1 year
Debt Instrument, Interest Rate, Stated Percentage		10.00%
Number shares of common stock and warrant		2,298,852
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		66,666,667
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.015
Warrants and Rights Outstanding, Term		5 years
Debt Instrument, Maturity Date		Oct. 14, 2022
Debt Instrument, Convertible, Conversion Price		$ 0.01
Debt Conversion, Converted Instrument, Rate		30.00%